Capital Stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Capital Stock

The Company’s authorized capital is comprised of 3,000,000,000 shares of $0.001 par value Common Stock and 30,000,000 shares of $0.10 par value Preferred Stock, to have such rights and preferences as the Directors of the Company have or may assign from time to time. Out of the authorized Preferred Stock, the Company has designated 850,000 shares as Series “A” Preferred Stock (“Series A”). The Series A is convertible at any time after issuance into 20 shares of the Company's Common Stock with no further consideration, has full voting rights at 20 votes per share, and has superior liquidation rights to the Common Stock. During the year ended December 31, 2015, the Company authorized 500,000 shares of $0.10 par value Series “B” Preferred Stock (“Series B”). The Series B Preferred Stock is non-convertible, non-redeemable and non-retractable. It has superior liquidation rights to the Common Stock at $0.10 per share and gives the holder the right to 1,000 votes per share. All shares of the Series B Preferred Stock are held by the CEO of the Company. Through December 31, 2017 and December 31, 2016, the Company has issued and outstanding a total of 918,736,498 and 769,399,858 shares of Common Stock, respectively. Through the same periods, the Company has issued and outstanding a total of -0- and -0- shares of Series A Preferred Stock and 500,000 and 500,000 shares of Series B Preferred Stock, respectively.

During the fiscal year ended December 31, 2017, the Company issued an aggregate of 149,336,640 shares of its Common Stock as follows:

●	40,000,000 shares for cash in the amount of $100,000 Canadian or $78,312 US

●	11,004,167 shares for the purchase of laboratory and generic drugs warehouse equipment valued at $56,700

●	42,000,000 shares valued at $336,000 as compensation to the Company’s Directors and Officers

●	13,804,348 shares for services rendered to the Company by third parties valued at $77,000

●	42,528,125 valued at $128,451 shares in connection with the conversion of $48,500 in debt and interest of $3,022 resulting in a $76,929 loss on conversion

During the fiscal year ended December 31, 2016, the Company issued 411,829,184 shares of Common Stock for the conversion of $1,122,782 in debt and interest of $9,270 generating a loss of $1,945,898 on conversion. The Company sold 12,555,556 shares of Common Stock for cash of $104,128 and issued 146,750,000 shares of Common Stock in exchange for services valued at $702,300. In 2016, 114,000,000 shares valued at $493,800 were issued to the Directors and Officers of the Company. The Officers and Directors shares are restricted and may not be sold without prior written consent of the Board of Directors of the Company.

The Company has declared no dividends since inception.